Capital Stock (Details)									9 Months Ended			12 Months Ended
	Dec. 21, 2023 CAD ($) shares	Jul. 30, 2023 CAD ($) $ / shares shares	Jul. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jan. 19, 2022 CAD ($) $ / shares shares	Nov. 01, 2021 CAD ($) $ / shares shares	Nov. 01, 2021 CAD ($) $ / shares shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2023 $ / shares shares	Jul. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jan. 19, 2022 $ / shares shares
Capital Stock (Details) [Line Items]
Percentage of voting rights												50.10%				50.10%
Cumulative preferential dividend percentage												5.00%	5.00%
Increase in cumulative preferential dividend percentage												12.00%				12.00%
Price per share | $ / shares												$ 0.0001
Description of liquidation event												(i) a merger, amalgamation, reorganization, recapitalization, consolidation or other transaction, other than a Qualified IPO, involving the Company and any other Person in which the Persons who were shareholders immediately prior to such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction own less than fifty percent (50%) of the shares on an As-Converted Basis of the surviving or continuing entity after such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction; (ii) the sale, exchange or transfer by the shareholders, in a single transaction or series of related transactions, of shares representing not less than fifty percent (50%) of the shares on an As-Converted Basis; (iii) the sale, lease, license, abandonment, transfer or other disposition of all or substantially all the assets of the Company, in a single transaction or related transactions, or the exclusive license of all or substantially all of the Company’s material intellectual property and technology that is approved by the Board and by holders of at least sixty percent (60%) of the outstanding common shares calculated on an As-Converted Basis; or (iv) a dissolution or a voluntary or involuntary winding up or liquidation of the Company or any other distribution, in whole or in part, of the property or assets of the Company to its Shareholders that is approved by the Board and by holders of at least fifty percent (50%) of the outstanding common shares calculated on an As-Converted Basis. Notwithstanding anything to the contrary herein, the following situation would also be considered as a Liquidation Event for the purpose hereof, a transaction or series of related transactions that results in an existing shareholder increasing its ownership of shares to more than fifty percent (50%) of the common shares on an As-Converted Basis	(i) a merger, amalgamation, reorganization, recapitalization, consolidation or other transaction, other than a Qualified IPO, involving the Company and any other Person in which the Persons who were shareholders immediately prior to such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction own less than fifty percent (50%) of the shares on an As-Converted Basis of the surviving or continuing entity after such merger, amalgamation, reorganization, recapitalization, consolidation or other transaction; (ii) the sale, exchange or transfer by the shareholders, in a single transaction or series of related transactions, of shares representing not less than fifty percent (50%) of the shares on an As-Converted Basis; (iii) the sale, lease, license, abandonment, transfer or other disposition of all or substantially all the assets of the Company, in a single transaction or related transactions, or the exclusive license of all or substantially all of the Company’s material intellectual property and technology that is approved by the Board and by holders of at least sixty percent (60%) of the outstanding common shares calculated on an As-Converted Basis; or (iv) a dissolution or a voluntary or involuntary winding up or liquidation of the Company or any other distribution, in whole or in part, of the property or assets of the Company to its Shareholders that is approved by the Board and by holders of at least fifty percent (50%) of the outstanding common shares calculated on an As-Converted Basis. Notwithstanding anything to the contrary herein, the following situation would also be considered as a Liquidation Event for the purpose hereof, a transaction or series of related transactions that results in an existing shareholder increasing its ownership of shares to more than fifty percent (50%) of the common shares on an As-Converted Basis
Aggregate pre-money equity value (in Dollars) | $													$ 900,000,000
Offering commission and expenses (in Dollars) | $													$ 50,000,000
Preferred shares									198,684	198,684		167,610		167,610	124,793	167,610
Aggregate purchase price amount (in Dollars) | $							$ 3,703,920		$ 57,724
Share issuance costs incurred amount (in Dollars) | $							6,093,492		$ 521,124		$ 18,277,628	$ 18,556,436		$ 145,235,091
Other long-term assets (in Dollars) | $							$ 571,116	$ 571,116
Exercise price | $														9,221	$ 25,809
Business Combination, Description									(i) 28,770,930 Common Shares outstanding; (ii) 2,031,250 Class A Non-Voting Special Shares outstanding, (iii) 999,963 Class B Non-Voting Special Shares outstanding, (iv) 999,963 Class C Non-Voting Special Shares outstanding, (v) 999,963 Class D Non-Voting Special Shares outstanding, (vi) 999,963 Class E Non-Voting Special Shares outstanding, (vii) 999,963 Class F Non-Voting Special Shares outstanding, and (viii) no preferred shares outstanding.
Shares issued									163,363
Standby equity purchase agreement term									3 years
Commitment amount (in Dollars) | $									$ 50	$ 50
Additional Shares Issued									3,333
Exercise of call option, description									(i) non-controlling interests of $9,508,328 and (ii) the related other component of equity of $2,431,688 were reversed leading to a reduction of deficit of $7,134,364.
Speacial shares									2,031,250
Speacial Shares Value (in Dollars) | $									$ 10,115,625
Weighted average price (in Dollars per share) | (per share)										$ 16		$ 30.66
Trading days									20
Common shares									682,685
Bottom of range [member]
Capital Stock (Details) [Line Items]
Equity Transaction interest percentage									60.00%
Earnout Non-Voting Special Shares | (per share)									$ 3.78	2.84
Top of range [member]
Capital Stock (Details) [Line Items]
Equity Transaction interest percentage									100.00%
Earnout Non-Voting Special Shares | (per share)									$ 5.22	$ 3.93
LeddarTech Shareholders [Member]
Capital Stock (Details) [Line Items]
Issued shares	4,999,815
Aggregate fair value (in Dollars) | $	$ 22,960,000
Class D-1 Preferred Shares [Member]
Capital Stock (Details) [Line Items]
Price per share | (per share)		$ 29.81		$ 30.69		$ 122.74					$ 30.69					$ 5.5	$ 22.6	$ 22.92	$ 96.72
Preferred shares		9,354		595,650		109,102	635,005	635,005			595,650						9,354	595,650	109,102
Purchase price | (per share)		$ 278,808	$ 211,379	$ 18,277,628	$ 13,652,530		$ 118.97	$ 96.72
Aggregate purchase price amount (in Dollars) | $						$ 13,390,997	$ 75,548,925
Share issuance costs incurred amount (in Dollars) | $						$ 572,245
Exercise price		$ 123	$ 94	$ 7,869	$ 5,957
Class M Series 2017 [Member]
Capital Stock (Details) [Line Items]
Price per share | $ / shares																45.2
Class M Series 2020 [Member]
Capital Stock (Details) [Line Items]
Price per share | $ / shares																$ 102.5
Class A Non-Voting Special Shares [Member] | Weighted Average Price One [Member]
Capital Stock (Details) [Line Items]
Weighted average price (in Dollars per share) | $ / shares									12
Class A Non-Voting Special Shares [Member] | Weighted Average Price Two [Member]
Capital Stock (Details) [Line Items]
Weighted average price (in Dollars per share) | $ / shares									14
Class A Non-Voting Special Shares [Member] | Weighted Average Price Three [Member]
Capital Stock (Details) [Line Items]
Weighted average price (in Dollars per share) | $ / shares									$ 16
Class B Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares									999,963
Common Shares description									if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $12.00; or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $12.00 per Common Share
Class C Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares									999,963
Common Shares description									if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $14.00 or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $14.00 per Common Share
Class D Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares									999,963
Common Shares description									if (y) on any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period commencing at least one hundred and fifty (150) days following the Closing Date, the Common Shares achieve a VWAP of greater than $16.00 or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $16.00 per Common Share
Class E Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares									999,963
Common Shares description									if (y) the Company enters into its first customer contract with an OEM (or with a Tier-1 who has a contract with an OEM and meets the same conditions) that represents a design win for the Company for an OEM series production vehicle that will create at least 150,000 units a year in volume for its fusion and perception products or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $10.00 per Common Share
Class F Non-Voting Special Shares [Member]
Capital Stock (Details) [Line Items]
Common shares									999,963
Common Shares description									if (y) the Company (i) sends out its first undisputed invoice for payment for product delivery for OEM installation against a contract with an OEM (or with a Tier-1 who has a contract with an OEM) needing in excess of 150,000 units a year in volume for its fusion and perception products and (ii) appropriately books that invoice as revenue in accordance with IFRS requirements or (z) there occurs any Change of Control Transaction with a valuation of the Common Shares that is greater than $10.00 per Common Share
Ordinary shares [member]
Capital Stock (Details) [Line Items]
Share issuance costs incurred amount (in Dollars) | $									$ 523,211		$ 18,277,628	$ 18,556,436		$ 145,235,091
Shares issued									682,685
Shares of common stock.									500,000
Commitment fee amount									0.75%